Segment Information (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	May 31, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total operating revenues			$ 309,702	$ 248,665
Depreciation and amortization			(84,712)	(65,394)
Other operating expenses			(169,287)	(189,333)
Impairment of long-term assets			(41,597)	0
Other operating gains/(losses) (note 18)			(22,343)	223,366
Operating (loss)/income			(8,237)	217,304
Inter segment and segment operating income/(loss)			(8,237)	217,304
Equity in net losses of affiliates			(47,630)	(3,547)
Total assets			4,717,616		$ 4,806,595
Investments in affiliates			507,100		571,782
Asset impairment charges			7,347	0
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues			146,130	175,564
Depreciation and amortization			(48,617)	(49,252)
Other operating expenses			(128,950)	(158,964)
Impairment of long-term assets			(41,597)	0
Other operating gains/(losses) (note 18)			12,060	36,000
Operating (loss)/income			(60,974)	3,348
Inter segment and segment operating income/(loss)			(60,421)	3,617
Equity in net losses of affiliates			(29,495)	15,485
Total assets			2,791,542		2,990,506
Investments in affiliates			249,563		305,631
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues			163,572	73,101
Depreciation and amortization			(36,095)	(16,142)
Other operating expenses			(40,337)	(30,369)
Impairment of long-term assets			0	0
Other operating gains/(losses) (note 18)			(34,403)	187,366
Operating (loss)/income			52,737	213,956
Inter segment and segment operating income/(loss)			52,737	213,956
Equity in net losses of affiliates			0	(2,047)
Total assets			1,674,541		1,555,389
Investments in affiliates			0		0
Operating Segments | Power
Segment Reporting Information [Line Items]
Total operating revenues			0	0
Depreciation and amortization			0	0
Other operating expenses			0	0
Impairment of long-term assets			0	0
Other operating gains/(losses) (note 18)			0	0
Operating (loss)/income			0	0
Inter segment and segment operating income/(loss)			0	0
Equity in net losses of affiliates			(18,135)	(16,985)
Total assets			257,537		266,151
Investments in affiliates			257,537		266,151
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues			0	0
Depreciation and amortization			0	0
Other operating expenses			0	0
Impairment of long-term assets			0	0
Other operating gains/(losses) (note 18)			0	0
Operating (loss)/income			0	0
Inter segment and segment operating income/(loss)			(553)	(269)
Equity in net losses of affiliates			0	0
Total assets			(6,004)		(5,451)
Investments in affiliates			0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			553	269
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			0	0
Intersegment Eliminations | Power
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			$ 0	$ 0
Golar Viking
Segment Reporting Information [Line Items]
Asset impairment charges		$ 34,300
OLT Offshore LNG Toscana
Segment Reporting Information [Line Items]
Impairment losses, investments	$ 7,300